Investor A Institutional and Class R [Member] Average Annual Total Returns - Investor A Institutional and Class R [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.96%	2.57%	9.49%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.96%	1.09%	7.14%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.30%	1.55%	6.86%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.24%	3.94%	10.36%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.68%	3.43%	9.82%